Annual Total Returns	0 Months Ended
Jan. 01, 2013
(WFA Income Funds - Retail) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Class A
Bar Chart Table:
Annual Return 2002	4.21%
Annual Return 2003	1.81%
Annual Return 2004	1.76%
Annual Return 2005	2.03%
Annual Return 2006	4.45%
Annual Return 2007	4.48%
Annual Return 2008	(1.21%)
Annual Return 2009	6.60%
Annual Return 2010	2.76%
Annual Return 2011	1.79%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Government Securities Fund) | Class A
Bar Chart Table:
Annual Return 2002	10.24%
Annual Return 2003	2.66%
Annual Return 2004	3.20%
Annual Return 2005	2.20%
Annual Return 2006	3.50%
Annual Return 2007	6.98%
Annual Return 2008	7.67%
Annual Return 2009	3.58%
Annual Return 2010	5.48%
Annual Return 2011	6.92%
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	(6.82%)
Annual Return 2003	24.34%
Annual Return 2004	10.11%
Annual Return 2005	3.29%
Annual Return 2006	9.52%
Annual Return 2007	3.27%
Annual Return 2008	(18.23%)
Annual Return 2009	33.11%
Annual Return 2010	13.46%
Annual Return 2011	4.97%
(WFA Income Funds - Retail) | (Wells Fargo Advantage High Yield Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	5.09%
Annual Return 2003	20.60%
Annual Return 2004	8.65%
Annual Return 2005	0.88%
Annual Return 2006	9.07%
Annual Return 2007	2.86%
Annual Return 2008	(26.17%)
Annual Return 2009	52.42%
Annual Return 2010	13.26%
Annual Return 2011	4.08%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Income Plus Fund) | Class A
Bar Chart Table:
Annual Return 2002	7.33%
Annual Return 2003	8.41%
Annual Return 2004	6.55%
Annual Return 2005	1.41%
Annual Return 2006	5.32%
Annual Return 2007	6.24%
Annual Return 2008	2.29%
Annual Return 2009	11.87%
Annual Return 2010	7.98%
Annual Return 2011	7.77%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	5.99%
Annual Return 2003	1.92%
Annual Return 2004	1.16%
Annual Return 2005	1.28%
Annual Return 2006	3.86%
Annual Return 2007	5.80%
Annual Return 2008	3.94%
Annual Return 2009	6.93%
Annual Return 2010	3.40%
Annual Return 2011	2.15%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.40%
Annual Return 2003	3.57%
Annual Return 2004	1.98%
Annual Return 2005	1.95%
Annual Return 2006	4.41%
Annual Return 2007	4.55%
Annual Return 2008	(0.40%)
Annual Return 2009	9.37%
Annual Return 2010	4.33%
Annual Return 2011	1.82%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	(0.26%)
Annual Return 2003	9.30%
Annual Return 2004	4.40%
Annual Return 2005	2.84%
Annual Return 2006	5.97%
Annual Return 2007	3.24%
Annual Return 2008	(5.82%)
Annual Return 2009	15.34%
Annual Return 2010	7.12%
Annual Return 2011	3.35%
(WFA Income Funds - Retail) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.45%
Annual Return 2003	2.09%
Annual Return 2004	1.60%
Annual Return 2005	3.46%
Annual Return 2006	4.91%
Annual Return 2007	3.21%
Annual Return 2008	(6.85%)
Annual Return 2009	8.67%
Annual Return 2010	3.73%
Annual Return 2011	0.51%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	4.35%
Annual Return 2003	1.98%
Annual Return 2004	1.96%
Annual Return 2005	2.23%
Annual Return 2006	4.63%
Annual Return 2007	4.64%
Annual Return 2008	(1.06%)
Annual Return 2009	6.75%
Annual Return 2010	2.89%
Annual Return 2011	1.93%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Government Securities Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	10.67%
Annual Return 2003	3.07%
Annual Return 2004	3.53%
Annual Return 2005	2.55%
Annual Return 2006	3.74%
Annual Return 2007	7.19%
Annual Return 2008	7.88%
Annual Return 2009	3.79%
Annual Return 2010	5.67%
Annual Return 2011	7.15%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Income Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(6.15%)
Annual Return 2003	24.87%
Annual Return 2004	10.65%
Annual Return 2005	3.66%
Annual Return 2006	9.50%
Annual Return 2007	3.41%
Annual Return 2008	(18.09%)
Annual Return 2009	33.21%
Annual Return 2010	13.48%
Annual Return 2011	5.09%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage High Yield Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	5.35%
Annual Return 2003	20.94%
Annual Return 2004	8.97%
Annual Return 2005	1.18%
Annual Return 2006	9.38%
Annual Return 2007	3.12%
Annual Return 2008	(25.97%)
Annual Return 2009	52.79%
Annual Return 2010	13.53%
Annual Return 2011	4.30%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Income Plus Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	7.18%
Annual Return 2003	8.26%
Annual Return 2004	6.40%
Annual Return 2005	1.27%
Annual Return 2006	5.17%
Annual Return 2007	6.09%
Annual Return 2008	2.30%
Annual Return 2009	12.03%
Annual Return 2010	8.07%
Annual Return 2011	7.90%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	6.28%
Annual Return 2003	2.29%
Annual Return 2004	1.45%
Annual Return 2005	1.53%
Annual Return 2006	4.22%
Annual Return 2007	5.95%
Annual Return 2008	4.31%
Annual Return 2009	7.08%
Annual Return 2010	3.75%
Annual Return 2011	2.38%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	(0.26%)
Annual Return 2003	9.30%
Annual Return 2004	4.40%
Annual Return 2005	2.84%
Annual Return 2006	5.97%
Annual Return 2007	3.24%
Annual Return 2008	(5.82%)
Annual Return 2009	15.34%
Annual Return 2010	7.02%
Annual Return 2011	3.64%
(WFA Income Funds - Administrator) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	0.97%
Annual Return 2003	2.61%
Annual Return 2004	2.11%
Annual Return 2005	3.30%
Annual Return 2006	5.11%
Annual Return 2007	3.40%
Annual Return 2008	(6.63%)
Annual Return 2009	8.72%
Annual Return 2010	3.90%
Annual Return 2011	0.54%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Adjustable Rate Government Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	4.46%
Annual Return 2003	2.09%
Annual Return 2004	2.07%
Annual Return 2005	2.34%
Annual Return 2006	4.74%
Annual Return 2007	4.75%
Annual Return 2008	(0.95%)
Annual Return 2009	6.87%
Annual Return 2010	3.01%
Annual Return 2011	2.05%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Government Securities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	10.96%
Annual Return 2003	3.31%
Annual Return 2004	3.74%
Annual Return 2005	2.69%
Annual Return 2006	4.07%
Annual Return 2007	7.43%
Annual Return 2008	8.02%
Annual Return 2009	4.02%
Annual Return 2010	5.88%
Annual Return 2011	7.33%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage High Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(5.87%)
Annual Return 2003	25.24%
Annual Return 2004	10.99%
Annual Return 2005	3.97%
Annual Return 2006	9.82%
Annual Return 2007	3.72%
Annual Return 2008	(17.85%)
Annual Return 2009	33.61%
Annual Return 2010	13.86%
Annual Return 2011	5.40%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Income Plus Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	7.33%
Annual Return 2003	8.41%
Annual Return 2004	6.55%
Annual Return 2005	1.41%
Annual Return 2006	5.32%
Annual Return 2007	6.24%
Annual Return 2008	2.44%
Annual Return 2009	12.19%
Annual Return 2010	8.31%
Annual Return 2011	8.14%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	6.28%
Annual Return 2003	2.29%
Annual Return 2004	1.45%
Annual Return 2005	1.65%
Annual Return 2006	4.41%
Annual Return 2007	6.25%
Annual Return 2008	4.39%
Annual Return 2009	7.28%
Annual Return 2010	3.94%
Annual Return 2011	2.46%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.05%
Annual Return 2003	4.22%
Annual Return 2004	2.60%
Annual Return 2005	2.37%
Annual Return 2006	4.80%
Annual Return 2007	4.92%
Annual Return 2008	(0.20%)
Annual Return 2009	9.85%
Annual Return 2010	4.66%
Annual Return 2011	2.03%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	(0.26%)
Annual Return 2003	9.30%
Annual Return 2004	4.40%
Annual Return 2005	2.84%
Annual Return 2006	5.97%
Annual Return 2007	3.24%
Annual Return 2008	(5.82%)
Annual Return 2009	15.34%
Annual Return 2010	7.02%
Annual Return 2011	3.64%
(WFA Income Funds - Institutional) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.22%
Annual Return 2003	2.86%
Annual Return 2004	2.34%
Annual Return 2005	3.97%
Annual Return 2006	5.38%
Annual Return 2007	3.65%
Annual Return 2008	(6.52%)
Annual Return 2009	9.05%
Annual Return 2010	4.10%
Annual Return 2011	0.74%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Government Securities Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	10.46%
Annual Return 2003	2.80%
Annual Return 2004	3.30%
Annual Return 2005	2.16%
Annual Return 2006	3.54%
Annual Return 2007	6.92%
Annual Return 2008	7.60%
Annual Return 2009	3.55%
Annual Return 2010	5.43%
Annual Return 2011	6.88%
(WFA Income Funds - Investor) | (Wells Fargo Advantage High Income Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(6.65%)
Annual Return 2003	24.76%
Annual Return 2004	10.22%
Annual Return 2005	3.36%
Annual Return 2006	9.52%
Annual Return 2007	3.28%
Annual Return 2008	(18.27%)
Annual Return 2009	33.14%
Annual Return 2010	13.39%
Annual Return 2011	4.80%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Income Plus Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	7.33%
Annual Return 2003	8.41%
Annual Return 2004	6.55%
Annual Return 2005	1.41%
Annual Return 2006	5.32%
Annual Return 2007	6.24%
Annual Return 2008	2.29%
Annual Return 2009	11.82%
Annual Return 2010	7.94%
Annual Return 2011	7.77%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term Bond Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	0.62%
Annual Return 2003	3.77%
Annual Return 2004	2.15%
Annual Return 2005	1.98%
Annual Return 2006	4.36%
Annual Return 2007	4.49%
Annual Return 2008	(0.57%)
Annual Return 2009	9.45%
Annual Return 2010	4.29%
Annual Return 2011	1.68%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Short-Term High Yield Bond Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	(0.13%)
Annual Return 2003	9.52%
Annual Return 2004	4.46%
Annual Return 2005	2.95%
Annual Return 2006	5.97%
Annual Return 2007	3.24%
Annual Return 2008	(5.82%)
Annual Return 2009	15.28%
Annual Return 2010	6.95%
Annual Return 2011	3.44%
(WFA Income Funds - Investor) | (Wells Fargo Advantage Ultra Short-Term Income Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	0.83%
Annual Return 2003	2.26%
Annual Return 2004	1.96%
Annual Return 2005	3.49%
Annual Return 2006	4.75%
Annual Return 2007	3.17%
Annual Return 2008	(6.78%)
Annual Return 2009	8.61%
Annual Return 2010	3.57%
Annual Return 2011	0.48%
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Bar Chart Table:
Annual Return 2002	6.28%
Annual Return 2003	2.29%
Annual Return 2004	1.45%
Annual Return 2005	1.65%
Annual Return 2006	4.41%
Annual Return 2007	6.25%
Annual Return 2008	4.39%
Annual Return 2009	7.28%
Annual Return 2010	3.94%
Annual Return 2011	2.46%